Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2022
Cost Of Sales [Abstract]
Schedule Of Cost Of Sales Explanatory
	For the year ended December 31
	2022	2021	2020
	USD in thousands	USD in thousands	USD in thousands

Site maintenance	26,845	11,937	9,519
Payroll, salaries and associated expenses	6,408	2,823	860
Insurance	3,450	1,391	965
Municipal taxes	2,133	2,101	1,883
Lease	851	234	69
Expenses associated with facility construction services	751	3,291	1,434

Total	40,438	21,777	14,730